Segment Reporting	12 Months Ended
Apr. 28, 2012
Segment Reporting
17.	Segment Reporting

Prior to year-end, the Company reported an operating segment titled B&N.com which included both its digital business and eCommerce operations. Due to the increased focus on the digital business and the Company’s recently developed ability to review the digital business separate from its eCommerce business, the Company performed an evaluation on the effect of its impact on the identification of operating segments. The assessment considered the way the business is managed (focusing on the financial information distributed) and the manner in which the chief operating decision maker interacts with other members of management. As a result of this assessment, during the fourth quarter of fiscal 2012 the Company has determined that the segment previously referred to as B&N.com is no longer applicable and has created a new segment titled NOOK to report upon its digital business, moving the eCommerce business (i.e., sales of physical merchandise over the Internet) into the B&N Retail segment. Also as a result of this assessment, certain corporate office and other costs have been allocated to all three segments. The Company’s three operating segments are: B&N Retail, B&N College and NOOK.

B&N Retail

This segment includes 691 bookstores as of April 28, 2012, primarily under the Barnes & Noble Booksellers trade name. The 691 Barnes & Noble stores generally offer a NOOK® department/Boutique/Counter, a comprehensive trade book title base, a café, a Children’s department, a Toys & Games department, a DVDs/BluRay department, a music department, a magazine department, and bargain department and a calendar of ongoing events, including author appearances and children’s activities. The B&N Retail segment also includes the Company’s eCommerce website, barnesandnoble.com, and the publishing operation, Sterling Publishing.

B&N College

This segment includes 647 stores as of April 28, 2012, that are primarily school-owned stores operated under contracts by B&N College. The 647 B&N College stores generally sell textbooks and course-related materials, emblematic apparel and gifts, trade books, computer products, NOOK® products and related accessories, school and dorm supplies, and convenience and café items.

NOOK

This segment represents the Company’s digital business, including the development and support of the Company’s NOOK product offerings. The digital business includes digital content such as eBooks, digital newsstand, apps and sales of NOOK® devices and accessories to third party distribution partners, B&N Retail and B&N College.

Summarized financial information concerning the Company’s reportable segments is presented below:

Sales by Segment	52 weeks ended April 28, 2012	52 weeks ended April 30, 2011	52 weeks ended May 1, 2010
B&N Retail	$4,852,913	$4,926,834	$4,947,469
B&N College (a)	1,743,662	1,778,159	833,648
NOOK	933,471	695,182	105,435
Elimination	(400,847)	(401,610)	(78,798)

Total	$7,129,199	$6,998,565	$5,807,754

Sales by Product Line	52 weeks ended April 28, 2012	52 weeks ended April 30, 2011	52 weeks ended May 1, 2010
Media (b)	66%	70%	80%
Digital (c)	15%	11%	2%
Other (d)	19%	19%	18%

Total	100%	100%	100%

Depreciation and Amortization	52 weeks ended April 28, 2012	52 weeks ended April 30, 2011	52 weeks ended May 1, 2010
B&N Retail	$162,693	$164,934	$170,777
B&N College (a)	45,343	43,148	24,863
NOOK	24,631	20,565	12,134

Total	$232,667	$228,647	$207,774

Operating Profit/(Loss)	52 weeks ended April 28, 2012	52 weeks ended April 30, 2011	52 weeks ended May 1, 2010
B&N Retail	$154,436	$94,132	$157,591
B&N College (a)	70,604	70,298	(3,713)
NOOK	(286,343)	(229,689)	(80,632)

Total	$(61,303)	$(65,259)	$73,246

Capital Expenditures	52 weeks ended April 28, 2012	52 weeks ended April 30, 2011	52 weeks ended May 1, 2010
B&N Retail	$87,596	$62,299	$93,988
B&N College (a)	40,479	35,004	13,716
NOOK	35,477	13,199	20,075

Total	$163,552	$110,502	$127,779

Total Assets (e)	As of April 28, 2012	As of April 30, 2011
B&N Retail	$2,416,318	$2,183,959
B&N College	972,860	1,170,891
NOOK	376,071	241,616

Total	$3,765,249	$3,596,466

(a)	Includes only the financial information of B&N College since the date of the Acquisition on September 30, 2009.
(b)	Includes tangible books, music, movies, rentals and newsstand.
(c)	Includes NOOK, related accessories, eContent and warranties.
(d)	Includes toys & games, café products, gifts and miscellaneous other.
(e)	Excludes intercompany balances.

A reconciliation of operating  profit from reportable segments to income (loss) from continuing operations before taxes in the consolidated financial statements is as follows:

	52 weeks ended April 28, 2012	52 weeks ended April 30, 2011	52 weeks ended May 1, 2010
Reportable segments operating profit (loss)	$(61,303)	$(65,259)	$73,246
Interest expense, net and amortization of deferred financing costs	(35,304)	(57,350)	(28,237)

Consolidated income (loss) from continuing operations before taxes	$(96,607)	$(122,609)	$45,009